LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2011
LAND USE RIGHTS, NET
11.	LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 or 70 years, as applicable, in the PRC.

	As of December 31,
	2010	2011
	RMB	RMB
Land use rights	270,914,559	382,657,019
Less: accumulated amortization	(9,055,971)	(14,614,093)
Land use rights, net	261,858,588	368,042,926

Amortization expense was RMB2,245,016, RMB4,075,087 and RMB5,558,122 for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2011, estimated amortization expense in each of the next five years is RMB6,919,353.

Certain land use rights are pledged as collateral for the Company's borrowings (Note 16).